Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
Current Assets
Cash	$ 12,935	$ 21,100
Restricted cash	110	110
Accounts receivable	42	13,818
Short-term investments	7,147	9,143
Inventories	217,501	187,090
Prepaids and other receivables	426	490
Total current assets	238,161	231,751
Non-current Assets
Right-of-use assets	189	181
Royalties	57,719	46,771
Total non-current Assets	57,908	46,952
Total Assets	296,069	278,703
Current Liabilities
Accounts payable and accrued liabilities	968	1,202
Other payables	0	1,519
Current portion of lease liability	52	37
Total current liabilities	1,020	2,758
Non-current Liability
Non-current portion of lease liability	157	156
Total Non-current liability	157	156
Total Liabilities	1,177	2,914
Equity
Issued capital	273,952	244,397
Reserves	3,359	6,316
Retained earnings	17,226	22,522
Accumulated other comprehensive income	355	2,554
Total equity	294,892	275,789
Total Liabilities and Equity	$ 296,069	$ 278,703